Other Financial Liabilities — Current (Details) - Schedule of Other Financial Liabilities - Current - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Financial Liabilities [Abstract]
Lease liabilities	$ 135,478	$ 120,981
Liability under option agreement	94,118
Share warrants liability		1,585,025
Professional fees payable	14,059	9,054
Total	$ 243,655	$ 1,715,060